Non-controlling interests - Changes in NCI (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2017
Non-controlling interests
Equity at beginning of period	€ 110,659	€ 107,361	€ 106,833
Effect of changes in accounting policies				€ 0	€ (391)	€ (1,340)
Total recognised income and expenses for the year	(17,502)	8,383	7,017
Profit/(loss) attributable to non-controlling interests	1,063	1,601	1,505
Change of perimeter	(54)	110	(601)
Equity at end of period	91,322	110,659	107,361
Non-Controlling interest
Non-controlling interests
Equity at beginning of period	10,588	10,889	12,344
Equity at end of period	9,846	10,588	10,889
Non-Controlling interest, Other comprehensive income
Non-controlling interests
Effect of changes in accounting policies		0	0				€ (1,292)
Opening balance		10,588	10,889				€ 11,052
Total recognised income and expenses for the year	(818)	310	(109)
Non-Controlling interest, Other elements
Non-controlling interests
Other	76	(611)	(54)
Profit/(loss) attributable to non-controlling interests	1,063	1,601	1,505
Modification of participation rates	(632)	(1,623)	(65)
Change of perimeter	(54)	110	(660)
Dividends paid to minority shareholders	(465)	(895)	(687)
Changes in capital and others concepts	€ 164	€ 196	€ (147)